EMPLOYEE RETIREMENT BENEFIT PLAN	12 Months Ended
Dec. 31, 2014
EMPLOYEE RETIREMENT BENEFIT PLAN

17. EMPLOYEE RETIREMENT BENEFIT PLAN

As stipulated under the rules and regulations in the PRC, the Company’s PRC subsidiaries are required to contribute a certain percentage of payroll costs of its employees to state-managed retirement plans operated by the local governments for its employees in the PRC. After the contribution, the Company has no further obligation for actual payment of the retirement benefits.

The cost of the Company’s contributions to the staff retirement plans in the PRC amounted to $11.2 million, $14.6 million and $16.9 million for the years ended December 31, 2012, 2013 and 2014, respectively.

The Company maintains a 401(k) retirement savings plan (the “Plan”) whereby employees may elect to defer a portion of their salary and contribute the deferred portion to the Plan. The Plan covers substantially all United States employees of the Company. The Company contributes an amount equal to 30% of the amount contributed by each employee, up to 1.8% of their base compensation. The Company’s matching contributions immediately vest. The Company’s contributions, including administrative fees, were approximately $0.4 million, $0.4 million and $0.6 million for the years ended December 31, 2012, 2013 and 2014, respectively.